Schedule of Class a Ordinary Shares Subject to Redemption (Details) - Willow Lane Acquisition Corp [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Remeasurement of carrying value to redemption value	$ 8,952,240	$ 5,420,400
Common Class A [Member]
Class A Ordinary Shares subject to possible redemption, beginning balance		127,163,421
Gross proceeds	126,500,000
Proceeds allocated to Public Warrants	(822,250)
Class A Ordinary Shares issuance costs	(7,466,569)
Remeasurement of carrying value to redemption value	8,952,240	5,420,400
Class A Ordinary Shares subject to possible redemption, ending balance	$ 127,163,421	$ 132,583,821